UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 53,542	$ 47,282	$ 452,963
Prepaid expenses	0	42,858	163,561
Other Current Assets	3,014	13,839	20,089
Total current assets	56,556	103,979	636,613
Property and equipment, net of accumulated depreciation	85,697	93,840	116,810
Other assets:
Notes receivable- related party		0	104,268
Property and equipment, net of accumulated depreciation	85,696	93,840
Intangible asset , net	3,890,816	3,989,427	4,383,873
Security deposit	5,000	5,000	5,000
Operating lease right-of-use asset	4,984	19,789	76,871
Total other assets	3,900,800	4,014,216	4,570,012
TOTAL ASSETS	4,043,052	4,212,035	5,323,435
Total other assets	3,900,800	4,014,216	4,570,012
TOTAL ASSETS	4,043,052	4,212,035	5,323,435
Current liabilities:
Accounts payable and accrued liabilities	1,178,841	1,316,248	909,458
Lease liability obligations (see Note 16)	4,984	19,789	56,871
Due to shareholder		0	180
Due to first insurance funding	0	26,781	32,873
Advances from shareholder	197,720	47,720	0
Promissory note (including accrued interest of $-0- and $40,475, respectively) (see note 9)		0	454,693
Total current liabilities	4,863,328	3,392,494	2,580,994
Deferred revenue	325,728	333,125	0
Derivative liability insufficient share	2,033,074	0
Derivative liability conversion feature on notes	1,122,981	1,648,831	0
Convertible note payable (including accrued interest of $0 and 16,919 respectively (see note 11)	4,035,000	4,261,537	1,126,919
Total long-term liabilities	5,340,988	5,644,953	5,080,641
Total current liabilities	4,863,328	3,392,494	2,580,994
TOTAL LIABILITIES	10,204,316	9,037,447	7,661,635
Convertible note payable related party officer (Including accrued interest of 1,861)(net of unamortized debt discount of 245,415)	6,446	1,383,416	761,604
Convertible note payable (including accrued interest of $18,904 and $274,442, respectively) net of unamortized debt discount of $1,061,770 and $1,583,435, respectively(see note 12)	1,299,542	1,383,416
Long-term liabilities:
Lease liability obligations (see Note 17)		0	20,000
Convertible note payable - related party (including accrued interest of $261,537 and $299,037, respectively) (see note 11)		4,261,537	4,299,037
Total long-term liabilities	5,340,988	5,644,953	5,080,641
TOTAL LIABILITIES	10,204,316	9,037,447	7,661,635
TOTAL STOCKHOLDERS' DEFICIT	(6,161,264)	(4,825,412)	(2,338,200)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	4,043,052	4,212,035	5,323,435
STOCKHOLDERS' DEFICIT
Common stock, $0.0001 par value, 300,000,000 shares authorized 223,649,403 and 192,441,917 shares issued and outstanding, respectively	22,365	19,245	13,811
Stock Subscription receivable	(41,000)	(46,000)	0
Additional paid in capital	60,745,125	59,191,469	51,000,166
Common stock to be issued	0	135,000	4,530,000
Accumulated deficit	(66,887,804)	(64,125,176)	(57,882,227)
TOTAL STOCKHOLDERS' DEFICIT	(6,161,264)	(4,825,412)	(2,338,200)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	4,043,052	4,212,035	5,323,435
Convertible Preferred Stock Series B
Long-term liabilities:
Preferred stock, value	0	0	0
Convertible Preferred Stock Series C
Long-term liabilities:
Preferred stock, value	$ 50	$ 50	$ 50